Business segment information (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	(in thousands)		(in thousands)
Ireland *	$358,026	$250,230	$1,029,877	$844,945
Rest of Europe	471,110	100,635	710,043	292,453
U.S.	934,014	285,550	1,599,623	700,483
Rest of World	103,202	65,314	256,162	199,178

Total	$1,866,352	$701,729	$3,595,705	$2,037,059
* All sales shown for Ireland are export sales.
Distribution of income from operations by geographical area	The distribution of income/(loss) from operations by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	(in thousands)		(in thousands)
Ireland	$95,478	$81,800	$270,126	$194,390
Rest of Europe	92,605	4,713	109,009	22,529
U.S. **	(159,704)	14,399	(133,997)	37,667
Rest of World	(23,271)	7,489	(11,144)	17,055

Total	$5,108	$108,401	$233,994	$271,641
** The U.S geographical area currently includes the full amortization charge associated with the intangible assets acquired in the Merger. Purchase accounting remains provisional at September 30, 2021.

Distribution of Depreciation and Amortization by Geographical Area	The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	(in thousands)		(in thousands)
Ireland	$9,012	$8,330	$26,943	$24,112
Rest of Europe	3,793	1,631	6,964	4,623
U.S. **	125,238	5,673	136,322	16,886
Rest of World	2,593	1,167	5,088	3,360

Total	$140,636	$16,801	$175,317	$48,981
** The U.S geographical area currently includes the full amortization charge associated with the intangible assets acquired in the Merger. Purchase accounting remains provisional at September 30, 2021.